Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 108,684	R 78,404	R 62,321
Consideration from streaming contract	0	86	323
Hedging loss (f)	(9,649)	(4,594)	(1,265)
Revenue	99,238	73,896	61,379
Gold (a)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,582	75,240	59,212
Copper (b)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,375	0	0
Silver (c)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,418	1,810	1,667
Uranium (d)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	566	822	866
Commodities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107,941	77,872	61,745
Toll treatment services (e)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	743	532	576
Copper Provisional Pricing Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to CSA operation copper provisional pricing (g)	126	0	0
Silver Provisional Pricing Adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to CSA operation copper provisional pricing (g)	R 77	R 0	R 0